Changes in accounting policies - Summary of reconciles the operating lease commitments (Detail) $ in Millions	Nov. 01, 2019 CAD ($)
Disclosure Of Reconcilation Of Operating Lease Commitments [Line Items]
Operating lease commitments as at October 31, 2019	$ 5,547
Less: Operating and tax expenses related to the lease commitments	(2,477)
Less: Impact of future lease commitments not yet commenced	(1,434)
Adjustments as a result of renewal and termination assumptions	306
Impact of discounting	(230)
Lease liability recognized as at November 1, 2019	$ 1,712